UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment
| |; Amendment Number:
This Amendment (Check only one.): | | is a restatement.
| | adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Windward Capital Management Company
Address: 11111 Santa Monica Blvd., Suite 1200
Form 13F File Number: 28-11829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan R. Pene
Title: Chief Financial Officer
Phone: 310 893-3006
Signature, Place, and Date of Signing:

/s/ Stephan R. Pene		 Los Angeles, CA		October 29, 2007


Report Type (Check only one.):


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:   $203,294,000



List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     4697    87600 SH       SOLE                    87600
ACCENTURE LTD CL A             COM              G1150G111     4395   109185 SH       SOLE                   109185
ALTRIA GROUP                   COM              02209S103     3241    46615 SH       SOLE                    46615
AMBAC INC COM                  COM              023139108      370     5880 SH       SOLE                     5880
APPLE INC                      COM              037833100     6793    44265 SH       SOLE                    44265
BAKER HUGHES INC.              COM              057224107      230     2540 SH       SOLE                     2540
BANK OF AMERICA CORP           COM              060505104     7194   143110 SH       SOLE                   143110
BANK OF NEW YORK MELLON CORP   COM              064058100     4000    90630 SH       SOLE                    90630
BEST BUY COMPANY INC           COM              086516101     5090   110614 SH       SOLE                   110614
BOEING CO                      COM              097023105      290     2760 SH       SOLE                     2760
BROADCOM CORP CL A             COM              111320107      273     7482 SH       SOLE                     7482
CITY NATIONAL CORP             COM              178566105      312     4490 SH       SOLE                     4490
COSTCO COMPANIES INC           COM              22160K105     4196    68365 SH       SOLE                    68365
CVS/CAREMARK CORPORATION       COM              126650100     8200   206905 SH       SOLE                   206905
DISNEY (WALT)                  COM              254687106      256     7450 SH       SOLE                     7450
EATON CORP                     COM              278058102     4389    44320 SH       SOLE                    44320
EMERSON ELEC CO COM            COM              291011104     3985    74880 SH       SOLE                    74880
EQUITABLE RESOURCES            COM              294549100     5126    98830 SH       SOLE                    98830
FORTUNE BRANDS INC             COM              349631101     4053    49740 SH       SOLE                    49740
GENENTECH INC COM NEW          COM              368710406      244     3133 SH       SOLE                     3133
GOLDMAN SACHS GROUP            COM              38141g104     4687    21625 SH       SOLE                    21625
GOOGLE INC CL A                COM              38259p508      303      535 SH       SOLE                      535
GRUPO TELEVISA ADR             COM              40049J206      332    13735 SH       SOLE                    13735
HONEYWELL INC COM              COM              438516106     5350    89955 SH       SOLE                    89955
IBM                            COM              459200101     6967    59145 SH       SOLE                    59145
INTL GAME TECH                 COM              459902102      282     6550 SH       SOLE                     6550
ISHARES TR MSCI EMERG MKT      COM              464287234     2272    15200 SH       SOLE                    15200
JOHNSON & JOHNSON              COM              478160104     5709    86888 SH       SOLE                    86888
JOHNSON CONTROLS INC           COM              478366107     6224    52695 SH       SOLE                    52695
JP MORGAN CHASE & CO           COM              46625H100     7257   158379 SH       SOLE                   158379
KRAFT FOODS INC CL A           COM              50075n104      906    26261 SH       SOLE                    26261
L-3 COMMUNICATIONS             COM              502424104      460     4505 SH       SOLE                     4505
LOCKHEED MARTIN                COM              539830109     6494    59860 SH       SOLE                    59860
LOWES COS INC COM              COM              548661107      254     9075 SH       SOLE                     9075
MONSANTO CO NEW COM            COM              61166w101     7108    82898 SH       SOLE                    82898
NYMEX HOLDINGS INC.            COM              62948n104      249     1915 SH       SOLE                     1915
PEABODY ENERGY CORP            COM              704549104     6345   132550 SH       SOLE                   132550
PENNEY J C INC COM             COM              708160106     7083   111775 SH       SOLE                   111775
PEPSICO INC                    COM              713448108     6345    86607 SH       SOLE                    86607
PRAXAIR INC                    COM              74005P104     8062    96248 SH       SOLE                    96248
PROCTER & GAMBLE CO            COM              742718109     6224    88485 SH       SOLE                    88485
QUALCOMM INC COM               COM              747525103     4239   100315 SH       SOLE                   100315
QUEST DIAGNOSTICS              COM              74834l100      279     4825 SH       SOLE                     4825
QUESTAR CORP                   COM              748356102     5316   101195 SH       SOLE                   101195
ROPER INDUSTRIES               COM              776696106      442     6755 SH       SOLE                     6755
STARBUCKS                      COM              855244109     3945   150560 SH       SOLE                   150560
STERICYCLE INC COM             COM              858912108      502     8780 SH       SOLE                     8780
TARGET CORP COM                COM              87612E106     3968    62415 SH       SOLE                    62415
TEVA PHARMACEUTICALS           COM              881624209      450    10119 SH       SOLE                    10119
TEXAS INSTRUMENTS INC          COM              882508104      267     7310 SH       SOLE                     7310
TRANSOCEAN SEDCO               COM              G90078109     5066    44815 SH       SOLE                    44815
UNITED TECHNOLOGIES            COM              913017109     6218    77260 SH       SOLE                    77260
VALERO ENERGY CORP COM         COM              91913Y100     4468    66504 SH       SOLE                    66504
WEATHERFORD INTL INC           COM              G95089101      289     4295 SH       SOLE                     4295
WELLS FARGO & CO-NEW           COM              949746101     6350   178270 SH       SOLE                   178270
XTO ENERGY                     COM              98385x106      296     4783 SH       SOLE                     4783
NINTENDO CO LTD-ADR NEW        ADR              654445303      553     8515 SH       SOLE                     8515
SAP AKTIENGELLSCHAFT SPONSORED ADR              803054204     4397    74947 SH       SOLE                    74947